Label	Element	Value
Innovator Premium Income 30 Barrier ETF™ - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator Premium Income 30 Barrier ETF™ - April | S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.40%
Innovator Premium Income 30 Barrier ETF™ - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF™ - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF™ - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF™ - April | S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Premium Income 30 Barrier ETF™ - April | S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(37.50%)